Fair Value (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Financial instruments recorded as assets:
Bonds and notes	$ 30,309		$ 34,412
Separate account assets	230,314		169,654
Level 1 [Member]
Financial instruments recorded as assets:
Bonds and notes
Cash	24,336	[1]	28,122	[2]
Separate account assets
Financial instruments recorded as liabilities:
Separate account liabilities
Fair Value, Inputs, Level 2 [Member]
Financial instruments recorded as assets:
Bonds and notes	32,459		35,745
Cash		[1]		[2]
Separate account assets	230,314		169,654
Financial instruments recorded as liabilities:
Separate account liabilities	230,314		169,654
Fair Value, Inputs, Level 3 [Member]
Financial instruments recorded as assets:
Bonds and notes	990
Cash		[1]		[2]
Separate account assets
Financial instruments recorded as liabilities:
Separate account liabilities
Carrying Amount [Member]
Financial instruments recorded as assets:
Bonds and notes	30,309		34,412
Cash	24,336	[1]	28,122	[2]
Separate account assets	230,314		169,654
Financial instruments recorded as liabilities:
Separate account liabilities	230,314		169,654
Estimate Fair Value [Member]
Financial instruments recorded as assets:
Bonds and notes	33,449		35,745
Cash	24,336	[1]	28,122	[2]
Separate account assets	230,314		169,654
Financial instruments recorded as liabilities:
Separate account liabilities	$ 230,314		$ 169,654

[1]	Excludes cash of $2,074 that is not subject to fair value accounting.
[2]	Excludes cash of $915 that is not subject to fair value accounting.